UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            DECEMBER 31, 2005
                                                    ----------------------------

Check here if Amendment  [    ] ;  Amendment Number:
                                                            ---------
       This Amendment  (Check only one.):   [    ]  is a restatement.
                                            [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 SOUND SHORE MANAGEMENT, INC.
                  -----------------------------------------------------
Address:              8 SOUND SHORE DRIVE, SUITE 180
                  -----------------------------------------------------
                      GREENWICH, CT  06830
                  -----------------------------------------------------

Form 13F File Number:          028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 SHANNA S. SULLIVAN
                  -----------------------------------------------------
Title:                VICE PRESIDENT
                  -----------------------------------------------------
Phone:                (203) 629-1980
                  -----------------------------------------------------

Signature, Place, and Date of Signing:

/S/ SHANNA S. SULLIVAN         GREENWICH, CT            JANUARY 10, 2006
----------------------    ----------------------     ----------------------
           (Signature)         (City, State)                 (Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number                               Name
        28-01190                                           Frank Russell Company

                              Form 13F SUMMARY PAGE

Report Summary:            Sound Shore Management, Inc.


Number of Other Included Managers:                               1
                                                     ------------------------

Form 13F Information Table Entry Total:                         52
                                                     ------------------------

Form 13F Information Table Value Total:                     $5,520,183
                                                     ------------------------
                                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

No.     Form 13F File number    Name

1            28-01190           Frank Russell Company

 Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite 180, Greenwich, CT 06830
                                                                                                                  12/31/2005

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              Item 1             Item 2  Item 3       Item 4   Item 5           Item 6        Item 7             Item 8
          Name of Issuer         Title   Cusip    Mkt. Value   Shares    Investment Discretion Mgrs.        Voting Authority
                                                                         ---------------------              ----------------
                                   of    Number      x $1000              Sole  Shared Other   Sole      Shared     None
                                 Class                                    (A)    (B)    (C)     (A)       (B)       (C)
----------------------------------------------------------------------------------------------------------------------------

AES Corporation                COMMON   00846U101    126,219   7,973,424   X                  6,578,924        0  1,394,500
Aetna Life & Casualty Co.      COMMON   00817Y108    113,654   1,205,108   X                    995,408        0    209,700
Agilent Technologies, Inc.     COMMON   00846U101    101,979   3,063,364   X                  2,539,314        0    524,050
Altria Group, Inc.             COMMON   02209S103        979      13,100   X                      9,800        0      3,300
Ambac Financial Group, Inc     COMMON   023139108        424       5,500   X                      2,500        0      3,000
Aon Corporation                COMMON   037389103    190,175   5,289,978   X                  4,399,978        0    890,000
Baxter International Inc       COMMON   071813109    119,147   3,164,596   X                  2,645,996        0    518,600
Berkshire Hathaway, Inc.       COMMON   084670108    135,589       1,530   X                      1,237        0        293
Berkshire Hathaway, Inc. Cl B  COMMON   084670207     14,249       4,854   X                      4,854        0          0
Boston Scientific Corporation  COMMON   101137107    101,644   4,150,441   X                  3,436,341        0    714,100
CIGNA Corporation              COMMON   125509109    188,919   1,691,311   X                  1,402,511        0    288,800
CSX Corporation                COMMON   126408103    151,757   2,989,115   X                  2,481,615        0    507,500
Chubb Corporation              COMMON   171232101    158,721   1,625,409   X                  1,367,909        0    257,500
CitiGroup, Inc.                COMMON   172967101      1,459      30,053   X                      2,712        0     27,341
Citizen's Communications       COMMON   17453B101        538      44,000   X                     22,000        0     22,000
Dana Corporation               COMMON   235811106         80      11,151   X                      7,434        0      3,717
Diebold Inc                    COMMON   253651103     96,587   2,541,768   X                  2,117,968        0    423,800
DIRECTV Group Inc              COMMON   25459L106     89,400   6,331,462   X                  4,468,062        0  1,863,400
El Paso Corporation            COMMON   28336L109     90,969   7,480,995   X                  6,176,695        0  1,304,300
Fannie Mae                     COMMON   313586109        522      10,700   X                      2,700        0      8,000
Freescale Semiconductor Inc. A COMMON   35687M107    180,344   7,159,343   X                  5,922,943        0  1,236,400
Genworth Financial, Inc.       COMMON   37247D106    167,124   4,832,978   X                  4,025,078        0    807,900
Hewlett-Packard Company        COMMON   428236103    111,546   3,896,137   X                  3,227,237        0    668,900
Honda Motor Co. Ltd            COMMON   438128308    166,318   5,741,034   X                  4,748,134        0    992,900
Interpublic Group of Cos.      COMMON   460690100     80,079   8,298,342   X                  5,913,542        0  2,384,800
Laboratory Corp of America     COMMON   50540R409    157,329   2,921,622   X                  2,408,722        0    512,900
Liberty Media Corporation      COMMON   530718105    155,486  19,756,833   X                 16,398,933        0  3,357,900
Lyondell Chemical Company      COMMON   552078107    144,921   6,084,009   X                  5,035,209        0  1,048,800
Marsh & McLennan Companies     COMMON   571748102    146,783   4,621,628   X                  3,811,728        0    809,900
McDonald's Corporation         COMMON   580135101    116,904   3,466,894   X                  2,870,194        0    596,700
Merck & Co. Inc.               COMMON   589331107        299       9,400   X                          0        0      9,400
Morgan Stanley                 COMMON   617446448    114,688   2,021,283   X                  1,671,983        0    349,300
The Mosiac Company             COMMON   61945A107     51,602   3,527,105   X                  2,921,305        0    605,800
Pfizer Inc.                    COMMON   717081103    125,055   5,362,554   X                  4,433,754        0    928,800
Presidential Life Corporation  COMMON   740884101        190      10,000   X                      5,000        0      5,000
Quest Diagnostics, Inc.        COMMON   74834L100        206       4,000   X                      4,000        0          0
Royal Dutch Shell PLC ADR      COMMON   780259206    151,389   2,462,008   X                  2,030,108        0    431,900
Southwest Airlines Company     COMMON   844741108    203,844  12,406,828   X                 10,261,228        0  2,145,600
Sprint Nextel Corporation      COMMON   852061100        689      29,500   X                     12,500        0     17,000
Symantec Corporation           COMMON   871503108    149,807   8,560,420   X                  7,084,220        0  1,476,200
TJX Companies, Inc.            COMMON   872540109        767      33,000   X                     15,000        0     18,000
Textron Incorporated           COMMON   883203101        616       8,000   X                      4,000        0      4,000
Thermo Electron Corporation    COMMON   883556102    143,543   4,764,135   X                  3,984,935        0    779,200
Time Warner, Inc.              COMMON   887317105    217,241  12,456,468   X                 10,370,368        0  2,086,100
Tyco International Ltd.        COMMON   902124106    167,932   5,818,836   X                  4,865,336        0    953,500
U.S. Bancorp                   COMMON   902973304    177,973   5,954,255   X                  4,932,155        0  1,022,100
Unilever NV ADR                COMMON   904784709    164,851   2,401,325   X                  1,988,525        0    412,800
UnumProvident Corporation      COMMON   91529Y106    191,265   8,407,254   X                  6,963,854        0  1,443,400
Waste Management, Inc.         COMMON   94106L109    169,310   5,578,595   X                  4,643,995        0    934,600
Watson Pharmaceuticals, Inc.   COMMON   942683103    170,404   5,241,577   X                  4,333,477        0    908,100
Williams Companies, Inc.       COMMON   969457100    161,639   6,976,215   X                  5,759,615        0  1,216,600
Flextronics International      COMMON   Y2573F102     47,028   4,504,551   X                  3,088,151        0  1,416,400

   TOTALS:                         52              5,520,183